12. Stockholders' Equity (Details - Options) - Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Number of Options Outstanding, Beginning	100,000	0
Number of Options Granted	19,933,333	100,000
Number of Options Expired	0	0
Number of Options canceled	0	0
Number of Options Exercised	0	0
Number of Options Outstanding, Ending	20,033,333	100,000
Number of Options Exercisable, Ending	15,533,333
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.10
Weighted Average Exercise Price Granted	0.02	0.10
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, Ending	0.07	$ 0.10
Weighted Average Exercise Price Exercisable, Ending	$ 0.07